Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 04, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	May 01, 2015	Dec. 31, 2014
Empower Bond Index Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Empower Bond Index Fund (Institutional Class/MXCOX)
Account Value	$ 11,093.06	$ 10,959.84	$ 10,400.02	$ 12,015.02	$ 12,257.72	$ 11,400.41	$ 10,513.10689		$ 10,509.9539	$ 10,174.20513	$ 9,939.629869	$ 10,000
Empower Bond Index Fund - Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Empower Bond Index Fund (Investor Class/MXBIX)
Account Value	$ 10,838.22	10,749.70	10,235.71	11,858.16	12,148.51	11,335.74	10,487.31211		10,530.4871	10,217.82176	10,023.36841		$ 10,000
Empower Core Bond Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Empower Core Bond Fund (Institutional Class/MXIUX)
Account Value	$ 11,587.67	11,382.60	10,675.46	12,466.30	12,618.99	11,634.69	10,630.15		10,718.03	10,269.27	9,781.19	10,000
Empower Core Bond Fund - Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Empower Core Bond Fund (Investor Class/MXFDX)
Account Value	$ 11,341.01	11,170.49	10,517.95	12,330.59	12,524.73	11,595.90	10,619.92		10,750.00	10,346.49	9,882.97		10,000
Empower Global Bond Fund Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Empower Global Bond Fund (Institutional Class/MXZMX)
Account Value	$ 9,321.86	9,367.55	8,885.82	10,374.20	11,039.90	10,442.59	10,003.44		9,997.44	9,756.45	9,445.69	10,000
Empower Global Bond Fund - Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Empower Global Bond Fund (Investor Class/MXGBX)
Account Value	$ 9,148.20	9,228.66	8,778.11	10,284.99	10,995.29	10,438.90	10,030.65		10,057.80	9,865.43	9,580.88		10,000
Empower High Yield Bond Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Empower High Yield Bond Fund (Institutional Class/MXFRX)
Account Value	$ 15,610.49	14,449.48	12,953.35	14,655.59	14,087.85	12,660.96	11,035.44		11,445.18	10,693.43	9,228.82	10,000
Empower High Yield Bond Fund - Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Empower High Yield Bond Fund (Investor Class/MXHYX)
Account Value	$ 15,637.12	14,527.07	13,071.54	14,819.52	14,297.66	12,905.19	11,280.76		11,741.01	11,012.01	9,530.91		10,000
Empower Inflation-Protected Securities Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Empower Inflation-Protected Securities Fund (Institutional Class/MXIOX)
Account Value	$ 11,889.04	11,531.18	10,968.73	12,009.24	11,417.80	10,570.08	9,911.00	$ 10,000
Empower Inflation-Protected Securities Fund - Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Empower Inflation-Protected Securities Fund (Investor Class/MXIHX)
Account Value	$ 11,611.42	11,295.22	10,782.33	11,838.40	11,300.50	10,505.25	9,878.00	10,000
Empower Multi-Sector Bond Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Empower Multi-Sector Bond Fund (Institutional Class/MXUGX)
Account Value	$ 13,573.76	12,859.45	11,888.63	13,367.30	13,214.02	12,068.70	10,760.25		11,070.22	10,377.03	9,282.61	10,000
Empower Multi-Sector Bond Fund - Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Empower Multi-Sector Bond Fund (Investor Class/MXLMX)
Account Value	$ 13,245.68	12,597.89	11,677.68	13,182.66	13,066.36	11,976.50	10,718.19		11,061.08	10,408.47	9,345.01		10,000
Empower Short Duration Bond Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Empower Short Duration Bond Fund (Institutional Class/MXXJX)
Account Value	$ 12,514.58	11,958.91	11,283.59	11,748.03	11,708.22	11,151.75	10,537.42		10,439.29	10,195.62	9,993.74	10,000
Empower Short Duration Bond Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Empower Short Duration Bond Fund (Investor Class/MXSDX)
Account Value	$ 12,198.04	11,702.36	11,074.40	11,565.52	11,568.99	11,057.05	10,490.56		10,424.88	10,224.48	10,053.57		10,000
Empower U.S. Government Securities Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Empower U.S. Government Securities Fund (Institutional Class/MXDQX)
Account Value	$ 10,887.62	10,772.78	10,283.23	11,648.70	11,867.05	11,156.39	10,489.27119		10,393.64962	10,141.13535	9,989.298017	10,000
Empower U.S. Government Securities Fund - Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Empower U.S. Government Securities Fund (Investor Class/MXGMX)
Account Value	$ 10,656.19	10,576.31	10,126.25	11,517.62	11,770.69	11,118.06	10,476.87319		10,427.86224	10,202.38943	10,079.4205		10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,151.27	10,325.68	9,767.46	11,662.43	12,238.49	11,207.80	10,490.30		10,617.70	9,886.59	9,684.58	10,000	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,291.94	11,152.50	10,568.20	12,148.78	12,339.05	11,477.48	10,557.23565	10,000	10,556.03543	10,194.94771	9,932	10,000	10,000
Bloomberg Multiverse Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Multiverse Index
Account Value	$ 10,429.33	10,570.85	9,968.08	11,868.85	12,429.23	11,400.75	10,641.71		10,788.53	10,018.57	9,741.49	10,000	10,000
ICE BofAML US High Yield Index 80%/ICE BofAML All US Convertible Index 20% [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofAML US High Yield Index 80%/ICE BofAML All US Convertible Index 20%
Account Value	$ 17,128.72	15,738.88	13,880.25	15,903.36	15,058.24	13,279.58	11,434.31		11,636.61	10,704.87	9,221.44	10,000	10,000
Bloomberg U.S. Treasury Inflation Notes 1-10 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Inflation Notes 1-10 Year Index
Account Value	$ 12,182.80	11,817.29	11,323.11	12,220.59	11,563.21	10,668.11	9,983.77	$ 10,000
Bloomberg 1-3 Year Credit Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year Credit Bond Index
Account Value	$ 12,255.59	11,660.01	11,074.99	11,464.59	11,484.65	11,076.43	10,547.50		10,377.78	10,208.55	9,997.62	10,000	10,000
Bloomberg U.S. Government/Mortgage Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government/Mortgage Index
Account Value	$ 10,830.17	$ 10,741.16	$ 10,283.45	$ 11,701.12	$ 11,911.46	$ 11,199.59	$ 10,502.9862		$ 10,406.27858	$ 10,158.4961	$ 10,003.23838	$ 10,000	$ 10,000